Risks and Concentration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Risks and Concentration [Line Items]
Cash deposited (in Dollars)	$ 30,470		$ 22,130
Customer Concentration Risk [Member] | Beijing Duoying Times Culture Media Co., Ltd [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	33.00%	39.00%
Customer Concentration Risk [Member] | Jimei University [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	11.00%	21.00%
Customer Concentration Risk [Member] | Guangzhou Xingjinhui Trade Co., Ltd [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	11.00%	22.00%
Customer Concentration Risk [Member] | PRC [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	0.62%	3.75%